Quarterly Results of Operations	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
Cushman & Wakefield plc
QUARTERLY RESULTS OF OPERATIONS
(Unaudited)
The tables on the following pages set forth certain consolidated statements of operations data for each of our past eight quarters. In management’s view, this information has been presented on the same basis as the audited consolidated financial statements and includes all adjustments, consisting only of normal recurring adjustments and accruals, we consider necessary for a fair presentation. The unaudited consolidated quarterly financial information includes where applicable, retrospective application of accounting standards that became effective in the first quarter of 2018. The unaudited consolidated quarterly financial information should be read in conjunction with our consolidated financial statements. The operating results for any quarter are not necessarily indicative of the results for any future period.

	For the Three Months Ended
(in millions, except per share amounts)	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Total revenue	$1,767.7	$1,974.3	$2,076.0	2,401.9
Operating (loss)/income	(81.9)	30.6	20.6	43.2
Net loss	(92.9)	(33.5)	(41.4)	(18.0)
Net loss per share, basic	(0.64)	(0.23)	(0.22)	(0.09)
Net loss per share, diluted	(0.64)	(0.23)	(0.22)	(0.09)
In the fourth quarter of 2018, the Company changed its policy for recognizing stock-based compensation expense for awards with service conditions only from the graded attribution method to the straight-line attribution method. For the three months ended March 31, 2018, June 30, 2018 and September 30, 2018, net loss and net loss per share, basic and diluted, (increased)/decreased by $(0.9) million, $(1.3) million and $7.3 million and $(0.01), $(0.01) and $0.04, respectively, as a result of the retrospective application of the policy.

	For the Three Months Ended
(in millions, except per share amounts)	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Total revenue	$1,461.3	$1,700.6	$1,709.3	$2,052.7
Operating (loss)/income	$(118.2)	$(35.6)	$(54.5)	$37.2
Net (loss) income	(117.9)	(47.0)	(78.6)	22.2
Net (loss) earnings per share, basic	(0.82)	(0.33)	(0.55)	0.15
Net (loss) earnings per share, diluted	(0.82)	(0.33)	(0.55)	0.14
In the fourth quarter of 2018, the Company changed its policy for recognizing stock-based compensation expense for awards with service conditions only from the graded attribution method to the straight-line attribution method. For the three months ended March 31, 2017, June 30, 2017, September 30, 2017 and December 31, 2017, net (loss)/income and net loss per share, basic and diluted, decreased/(increased) by $1.7 million, $0.4 million, $0.0 million and $(2.9) million and $0.01, $0.00, $0.00 and $(0.02), respectively, as a result of the retrospective application of the policy.